Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Business and other tax payables	¥ 70,237	¥ 58,970
Refundable deposits from employees and agents	26,790	30,716
Refundable share rights deposits (Note 18)	138,328
Professional fees	17,105	3,372
Accrued expenses to third parties	42,324	47,139
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Contributions from members of eHuzhu mutual aid program	62,459	56,890
Others (Note i)	19,107	36,189
Total	¥ 254,824	¥ 241,894